SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow, supplemental disclosures [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$276,432	$650,540	$581,263